ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.1%
Communication Services	9.0%
Alphabet, Inc. - Class A(a)		2,558	$306,192
Alphabet, Inc. - Class C(a)		7,375	892,154
Comcast Corp. - Class A		22,085	917,632
			2,115,978
Consumer Discretionary	7.7%
Amazon.com, Inc.(a)		6,892	898,441
Booking Holdings, Inc.(a)		93	251,131
Floor & Decor Holdings, Inc. - Class A(a)		905	94,084
Home Depot (The), Inc.		1,152	357,857
NIKE, Inc. - Class B		1,902	209,924
			1,811,437
Consumer Staples	16.9%
Casey's General Stores, Inc.		3,035	740,176
Coca-Cola (The) Co.		15,237	917,572
Mondelez International, Inc. - Class A		14,429	1,052,451
PepsiCo, Inc.		3,923	726,618
Walmart, Inc.		3,368	529,382
			3,966,199
Financials	21.0%
Berkshire Hathaway, Inc. - Class B(a)		2,816	960,256
CME Group, Inc.		5,356	992,413
Intercontinental Exchange, Inc.		8,771	991,825
Mastercard, Inc. - Class A		2,421	952,179
Progressive (The) Corp.		2,688	355,811
Visa, Inc. - Class A		2,826	671,118
			4,923,602
Health Care	17.1%
Abbott Laboratories		6,907	753,001
Becton Dickinson and Co.		2,280	601,943
Boston Scientific Corp.(a)		12,642	683,806
Humana, Inc.		1,165	520,906
Intuitive Surgical, Inc.(a)		203	69,414
Thermo Fisher Scientific, Inc.		928	484,184
UnitedHealth Group, Inc.		1,879	903,123
			4,016,377
Industrials	5.0%
Copart, Inc.(a)		831	75,796
Graco, Inc.		2,930	253,005
Otis Worldwide Corp.		2,595	230,981
RB Global Inc.		10,372	622,320
			1,182,102
Information Technology	18.8%
Adobe, Inc.(a)		1,789	874,803
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ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Amphenol Corp. - Class A		3,407	$289,425
Intuit, Inc.		1,324	606,643
Keysight Technologies, Inc.(a)		1,646	275,623
KLA Corp.		440	213,409
Microsoft Corp.		4,069	1,385,657
ServiceNow, Inc.(a)		934	524,880
Synopsys, Inc.(a)		571	248,619
			4,419,059
Materials	3.6%
Sherwin-Williams (The) Co.		1,435	381,021
Vulcan Materials Co.		2,078	468,465
			849,486
TOTAL COMMON STOCKS (Cost $17,002,306)			23,284,240
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 4.98%(b)		315,389	315,389
TOTAL SHORT-TERM INVESTMENTS (Cost $315,389)			315,389
TOTAL INVESTMENTS (Cost $17,317,695)	100.4%		23,599,629
NET OTHER ASSETS (LIABILITIES)	(0.4%)		(99,257)
NET ASSETS	100.0%		$23,500,372

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2023 is disclosed.
At June 30, 2023, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	96.4%
Canada	2.7
Total	99.1%
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